Financial Instruments And Risk Management	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments And Risk Management
Note 13 — Financial Instruments and Risk Management

DERIVATIVE INSTRUMENTS — The Company makes limited use of derivative instruments to manage certain risks related to commodity prices. The use of derivative instruments for risk management is covered by operating policies and is closely monitored by the Company’s senior management. The Company does not hold any derivatives for speculative purposes and it does not use derivatives with leveraged or complex features. Derivative instruments are traded primarily with creditworthy major financial institutions or over national exchanges such as the New York Mercantile Exchange (“NYMEX”).

The Company is subject to commodity price risk related to corn that it will purchase in the future for feedstock and WDGS that it will sell in the future at its ethanol production facility. All amounts in this footnote are related to the Hereford ethanol plant operations that have now been recast as Discontinued Operations in the income statement and have been moved to Assets or Liabilities Held for Sale on the balance sheet. At December 31, 2014 and 2013, the Company had open physical delivery commitment contracts for purchase of approximately 13.4 million and 3.1 million bushels of corn, respectively, for processing at its ethanol plant. For the periods ended December 31, 2014 and 2013, the Company had open physical delivery commitment contracts for sale of approximately 0.5 million and 0.5 million equivalent bushels, respectively, of WDGS. To manage the price risk associated with certain of these physical delivery commitments which have fixed prices, at December 31, 2014 and 2013, the Company had outstanding derivative contracts with a net short volume of approximately 1.5 million bushels and 0.5 million bushels, respectively, that mature at future prices in effect on the expected date of delivery under the physical delivery commitment contracts. Additionally, at December 31, 2014 and 2013, the Company had outstanding derivative contracts with a net short volume of 3.2 and 2.0 million bushels, respectively, of corn to buy back when certain corn inventories are expected to be processed. The impact of marking to market these commodity derivative contracts decreased income before taxes by $2.1 million, decreased income before taxes by $0.1 million, and increased income before taxes by $2.9 million for the three years ended December 31, 2014, 2013 and 2012, respectively.

At December 31, 2014 and 2013, the fair value of derivative instruments not designated as hedging instruments are presented in the following table.

	December 31, 2014				December 31, 2013
	Asset Derivatives		Liability Derivatives		Asset Derivatives		Liability Derivatives
	Balance		Balance		Balance		Balance
	Sheet	Fair	Sheet	Fair	Sheet	Fair	Sheet	Fair
(Thousands of dollars)	Location	Value	Location	Value	Location	Value	Location	Value
Commodity derivative contracts	Current assets held for sale	$74	Current liabilities held for sale	$2,204	Current assets held for sale	$224	Current liabilities held for sale	$291

For the years ended December 31, 2014 and 2013, the gains and losses recognized in the consolidated and combined Income Statements for derivative instruments not designated as hedging instruments are presented in the following table.

		Amount of Gain (Loss) Recognized
		in Income on Derivative
(Thousands of dollars)	Statement of Income
Type of Derivative Contract	Location	2014	2013
Commodity	Income (loss) from discontinued operations, net of taxes	$921	$8,516

The Company offsets certain assets and liabilities related to derivative contracts when the legal right of offset exists. Derivative assets and liabilities which have offsetting positions at December 31, 2014 and 2013 are presented in the following tables:

		Gross Amounts	Net Amounts of
	Gross Amounts	Offset in the	Assets Presented in
	of Recognized	Consolidated	the Consolidated
(Thousands of dollars)	Assets	Balance Sheet	Balance Sheet
At December 31, 2014
Commodity derivatives	$93	$(19)	$74
At December 31, 2013
Commodity derivatives	$233	$(9)	$224

		Gross Amounts	Net Amounts of
	Gross Amounts	Offset in the	Liabilities Presented
	of Recognized	Consolidated	in the Consolidated
(Thousands of dollars)	Liabilities	Balance Sheet	Balance Sheet
At December 31, 2014
Commodity derivatives	$2,223	$(19)	$2,204
At December 31, 2013
Commodity derivatives	$300	$(9)	$291

All commodity derivatives above are corn-based contracts associated with the Company’s Hereford ethanol plant as all positions related to Hankinson were assumed by the buyer in conjunction with the sale. Net derivative assets are included in Current Assets Held for Sale presented in the table on the prior page and are included in Current Assets Held for Sale on the Consolidated Balance Sheets; likewise, net derivative liabilities in the above table are included in Current Liabilities Held for Sale in the table above and are included in Current Liabilities Held for Sale on the Consolidated Balance Sheets. These contracts permit net settlement and the Company generally avails itself of this right to settle net. At December 31, 2014 and 2013 cash deposits of $2.8 million and $2.9 million, respectively, related to commodity derivative contracts were reported in Current Assets Held for Sale in the Consolidated Balance Sheets. These cash deposits have not been used to reduce the reported net liabilities on the corn-based derivative contracts at December 31, 2014 and 2013.